UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21824)

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863

Registrant's telephone number, including area code

Date of fiscal year end: 12/31/13

Date of reporting period: 09/30/13

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2013 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 39.3%
Banco del Estado de Chile/NY Δ
0.250%, 11/18/2013	$53,500	$53,500
0.230%, 02/18/2014	20,000	20,000
0.240%, 02/18/2014	33,500	33,500
Bank of Montreal/Chicago Δ
0.259%, 03/14/2014	73,500	73,500
0.260%, 07/18/2014	50,000	50,000
Bank of Nova Scotia/Houston Δ
0.250%, 02/28/2014	45,000	45,000
0.302%, 03/07/2014	49,000	49,000
0.240%, 05/13/2014	7,000	7,000
0.260%, 08/22/2014	48,500	48,500
Bank of Tokyo-Mitsubishi/NY
0.232%, 01/10/2014 Δ	50,000	50,000
Canadian Imperial Bank of Commerce/NY Δ
0.280%, 01/08/2014	5,000	5,001
0.280%, 05/16/2014	45,750	45,750
Credit Suisse/NY
0.349%, 10/25/2013	47,500	47,500
0.220%, 12/06/2013	25,000	25,000
Deutsche Bank/NY Δ
0.250%, 04/30/2014	53,500	53,500
0.210%, 08/22/2014	55,000	55,000
DnB Bank/NY Δ
0.210%, 11/22/2013	50,000	50,000
0.192%, 03/11/2014	49,000	49,000
Mitsubishi Trust & Banking/NY
0.232%, 10/09/2013	50,000	50,000
National Australia Bank/NY
1.415%, 02/14/2014 Δ	39,680	39,847
Nordea Bank Finland/NY
0.179%, 10/25/2013	35,000	35,000
0.734%, 01/27/2014 Δ	3,000	3,005
0.265%, 02/11/2014 Δ	44,000	44,000
Rabobank Nederland/NY
0.203%, 10/04/2013	50,000	50,000
0.348%, 01/15/2014 Δ	45,000	45,000
0.299%, 07/10/2014 Δ	50,000	50,000
Royal Bank of Canada/NY
0.324%, 10/03/2014 Δ	58,500	58,500
Skandinaviska Enskilda Banken/NY
0.242%, 10/08/2013	50,000	50,000
0.232%, 01/15/2014 Δ	50,000	50,000
Societe Generale/NY
0.322%, 03/10/2014 Δ	48,600	48,600
Sumitomo Mitsui Bank/NY
0.130%, 10/04/2013	50,000	50,000
0.380%, 11/27/2013 Δ	48,500	48,500
Svenska Handelsbanken/NY
0.193%, 10/04/2013	25,000	25,000
0.189%, 02/24/2014 Δ	50,000	50,000
Swedbank/NY
0.250%, 12/19/2013 Δ	50,000	50,000
Toronto-Dominion Bank/NY
0.266%, 10/21/2013	21,900	21,900
0.180%, 02/19/2014 Δ	50,000	50,000
0.230%, 06/17/2014 Δ	23,500	23,500
0.250%, 07/24/2014 Δ	30,000	30,000
Wells Fargo Bank Δ
0.140%, 12/09/2013	50,000	50,000
0.180%, 03/03/2014	48,500	48,500
0.220%, 08/06/2014	48,500	48,500
Westpac Banking/NY
1.315%, 02/14/2014 Δ	2,000	2,008
Total Certificates of Deposit
(Cost $1,782,611)		1,782,611

DESCRIPTION	PAR	VALUE >
Other Notes - 16.1%
ANZ National International
1.252%, 12/20/2013 ■	79,000	79,168
Commonwealth Bank of Australia
0.984%, 03/17/2014 Δ ■	11,535	11,573
Credit Suisse/NY
1.228%, 01/14/2014 Δ	28,110	28,186
General Electric Capital Δ
1.121%, 01/07/2014	36,051	36,135
0.924%, 04/07/2014	15,033	15,083
0.965%, 04/24/2014	17,800	17,871
0.890%, 06/02/2014	3,760	3,775
0.382%, 06/20/2014 ✱	17,000	17,006
HSBC Bank
2.000%, 01/19/2014 ■	3,200	3,217
International Bank for Reconstruction & Development
0.160%, 01/03/2014 Δ	30,000	30,000
Kreditanstalt fuer Wiederaufbau
0.254%, 03/17/2014 Δ	24,000	24,003
MassMutual Global Funding ■
0.419%, 12/06/2013	5,200	5,202
0.648%, 01/14/2014 Δ	36,028	36,072
Metropolitan Life Global Funding ■
0.656%, 12/12/2013	4,000	4,003
1.019%, 01/10/2014 Δ	20,260	20,300
0.469%, 03/07/2014 Δ	38,000	38,000
Metropolitan Life Institutional Funding Δ ■
0.339%, 01/10/2014	14,750	14,750
1.174%, 04/04/2014	36,603	36,768
National Australia Bank
0.966%, 11/08/2013 ■	25,400	25,418
Nederlandse Waterschapsbank
0.662%, 05/27/2014 Δ ✱	30,000	30,075
New York Life Global Funding
0.534%, 04/04/2014 Δ ■	15,565	15,588
Nordea Bank
1.168%, 01/14/2014 Δ ■	14,870	14,910
Svenska Handelsbanken Δ
0.272%, 03/14/2014 ■	35,000	35,000
0.353%, 10/03/2014	54,250	54,245
Total Capital Canada
0.648%, 01/17/2014 Δ	52,559	52,625
Toyota Motor Credit Δ
0.668%, 01/17/2014	5,500	5,507
0.269%, 07/14/2014	24,000	24,000
Westpac Banking
0.400%, 10/01/2014 Δ ■	53,250	53,250
Total Other Notes
(Cost $731,730)		731,730

Asset Backed Commercial Paper ■ - 9.5%
Barton Capital
0.270%, 12/02/2013	53,500	53,500
Fairway Finance
0.199%, 10/25/2013	15,000	15,000
0.219%, 11/19/2013 Δ	24,000	24,000
0.212%, 02/10/2014 Δ	25,000	25,000
0.192%, 03/10/2014 Δ	29,000	28,999
Gotham Funding
0.164%, 10/07/2013 ʘ	35,000	34,999
Kells Funding
0.232%, 10/08/2013	48,600	48,600
0.242%, 11/13/2013 Δ	53,000	53,000
0.229%, 12/06/2013 Δ	50,000	50,000
Manhattan Asset Funding Company
0.170%, 10/03/2013 ʘ	23,000	23,000
Old Line Funding
0.220%, 12/04/2013 ʘ	50,000	49,980
Thunder Bay Funding
0.220%, 11/07/2013 ʘ	23,000	22,995
Total Asset Backed Commercial Paper
(Cost $429,073)		429,073

DESCRIPTION	PAR	VALUE >
Financial Company Commercial Paper - 7.4%
ANZ National International
0.212%, 11/06/2013 Δ ■	50,000	50,000
ASB Finance
0.300%, 05/12/2014 Δ ■	42,400	42,400
Commonwealth Bank of Australia
0.316%, 11/08/2013	40,500	40,500
HSBC Bank
0.282%, 08/15/2014 Δ ■	53,500	53,500
Macquarie Bank
0.415%, 02/13/2014 Δ ■	54,000	54,000
Nederlandse Waterschapsbank
0.291%, 07/07/2014 Δ ■	20,000	20,001
Toyota Motor Credit Δ
0.202%, 01/31/2014	50,000	50,000
0.222%, 04/07/2014	25,000	25,000
Total Financial Company Commercial Paper
(Cost $335,401)		335,401

Variable Rate Demand Notes Δ - 6.9%
Arlington County, Ballston Public Parking Project, Series 1984 (LOC: PNC Bank)
0.070%, 10/07/2013	9,400	9,400
Ascension Parish, IMTT- Geismar Project, Series 2007 (INS: FHLB) (LOC: Suntrust Bank)
0.080%, 10/07/2013	7,810	7,810
Burlington Kansas, Environmental Improvement Revenue, Kansas City Power & Light, Series 2007A (LOC: JPMorgan Chase Bank)
0.070%, 10/07/2013	34,000	34,000
District of Columbia, Carnegie Endowment for International Peace, Series 2006 (LOC: Wells Fargo Bank)
0.080%, 10/07/2013	33,250	33,250
Fauquier County Industrial Development Authority, Wakefield School, Series 2008 (LOC: PNC Bank)
0.070%, 10/07/2013	6,720	6,720
Florida Higher Educational Facilities Financial Authority, Ringling College of Art and Design, Series 2008 (LOC: PNC Bank)
0.070%, 10/07/2013	6,000	6,000
Halifax Hospital Medical Center, Daytona Beach, Series 2008 (LOC: JPMorgan Chase Bank)
0.070%, 10/07/2013	49,600	49,600
Harris County Cultural Education Facilities Finance Corporation, Series 2008D-3 (LOC: Northern Trust)
0.050%, 10/07/2013	11,100	11,100
Illinois Finance Authority, Wesleyan University, Series 2008 (LOC: PNC Bank)
0.080%, 10/07/2013	8,200	8,200
Jackson Township Industrial Development Authority, Stoneridge Retirement Living, Series 2012 (LOC: PNC Bank)
0.080%, 10/07/2013	14,350	14,350
Louisiana Public Facilities Authority, Inter-Community Health Care, Series 1999 (LOC: Bank of New York Mellon) (LOC: Capital One)
0.070%, 10/07/2013	6,405	6,405
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wachovia Bank)
0.070%, 10/07/2013	15,570	15,570
Minnesota State Housing Finance Agency, Series 2007E (SPA: Wells Fargo Bank)
0.190%, 10/07/2013	3,460	3,460
Northstar Student Loan Trust II, Series 2012A (LOC: Royal Bank of Canada)
0.130%, 10/07/2013	21,900	21,900
Ohio State Higher Education Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.070%, 10/07/2013	8,000	8,000
Pima County Industrial Development Authority, Delaware Military Academy, Series 2008 (LOC: PNC Bank)
0.200%, 10/07/2013	11,155	11,155
Saint Paul Housing & Redevelopment Authority, Allina Health System, Series 2007C-1 (LOC: Wells Fargo Bank)
0.070%, 10/07/2013	20,000	20,000
Summit County Port Authority, Summa Wellness Institute, Series 2006 (LOC: PNC Bank)
0.080%, 10/07/2013	13,325	13,325
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank)
0.070%, 10/07/2013	11,000	11,000
Warren County, WKU Student Life Foundation, Series 2008 (LOC: JPMorgan Chase Bank)
0.080%, 10/07/2013	9,900	9,900
Wisconsin State Housing & Economic Development Authority, Series 2012C (LOC: PNC Bank)
0.070%, 10/07/2013	12,670	12,670
Total Variable Rate Demand Notes
(Cost $313,815)		313,815

Government Agency Debt - 2.7%
Federal Home Loan Bank Δ
0.150%, 04/15/2014	50,000	49,992
0.150%, 04/25/2014	75,000	75,000
Total Government Agency Debt
(Cost $124,992)		124,992

DESCRIPTION	PAR	VALUE >
Government Agency Repurchase Agreements - 3.9%
Bank of Nova Scotia/NY
0.120%, dated 09/30/2013, matures 10/01/2013, repurchase price $100,000 (collateralized by government agency debt: Total market value $102,701)	100,000	100,000
BNP Paribas Securities
0.070%, dated 09/30/2013, matures 10/01/2013, repurchase price $25,000 (collateralized by government agency debt: Total market value $25,500)	25,000	25,000
Deutsche Bank Securities
0.150%, dated 09/30/2013, matures 10/01/2013, repurchase price $50,000 (collateralized by government agency debt: Total market value $51,000)	50,000	50,000
Total Government Agency Repurchase Agreements
(Cost $175,000)		175,000

Other Repurchase Agreements - 9.6%
BNP Paribas Securities
0.100%, dated 09/30/2013, matures 11/04/2013, repurchase price $80,008 (collateralized by investment grade securities: Total market value $84,000)	80,000	80,000
HSBC Securities (USA)
0.110%, dated 09/30/2013, matures 10/01/2013, repurchase price $25,000 (collateralized by investment grade securities: Total market value $26,252)	25,000	25,000
ING Financial Markets
0.110%, dated 09/30/2013, matures 10/01/2013, repurchase price $105,000 (collateralized by investment grade securities: Total market value $110,255)	105,000	105,000
J.P. Morgan Securities
0.310%, dated 09/30/2013, matures 11/04/2013, repurchase price $100,030 (collateralized by investment grade securities: Total market value $105,003)	100,000	100,000
SG Americas Securities
0.160%, dated 09/30/2013, matures 10/01/2013, repurchase price $125,001 (collateralized by investment grade securities: Total market value $131,250)	125,000	125,000
Total Other Repurchase Agreements
(Cost $435,000)		435,000

Investment Companies Ω- 4.6%	SHARES
Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.060%	85,593,063	85,593
DWS Money Market Series Fund, Institutional Shares, 0.048%	34,862,417	34,862
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.070%	88,602,706	88,603
Total Investment Companies
(Cost $209,058)		209,058

Total Investments ▲ - 100.0%
(Cost $4,536,680)		4,536,680
Other Assets and Liabilities, Net - 0.0%		491
Total Net Assets - 100.0%		$4,537,171

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees.
If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the portfolio’s board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened, and the board will determine what action, if any, to take. During the nine-month period ended September 30, 2013, the difference between the aggregate market price and the aggregate amortized cost of all securities in the portfolio did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.
Δ	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2013.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers". As of September 30, 2013, the value of these investments was $1,042,193 or 23.0% of total net assets.
Þ	Security purchased in one or more non-U.S. countries, exempt from registration under Regulation S of the Securities Act of 1933, as amended. As of September 30, 2013, the value of these investments was $47,081 or 1.0% of total net assets.
	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2013.
▲	On September 30, 2013, the cost of investments for federal income tax purposes was approximately $4,536,680. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

LOC - Letter of Credit INS - Insured FHLB - Federal Home Loan Banks SPA - Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including a portfolio's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the portfolio's board of trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of September 30, 2013 the portfolio's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$1,782,611	$—	$1,782,611
Other Notes	—	731,730	—	731,730
Other Repurchase Agreements	—	435,000	—	435,000
Asset Backed Commercial Paper	—	429,073	—	429,073
Financial Company Commercial Paper	—	335,401	—	335,401
Variable Rate Demand Notes	—	313,815	—	313,815
Government Agency Repurchase Agreements	—	175,000	—	175,000
Government Agency Debt	—	124,992	—	124,992
Investment Companies	209,058	—	—	209,058
Total Investments	$209,058	$4,327,622	$—	$4,536,680

During the nine-month period ended September 30, 2013, the portfolio recognized no transfers between valuation levels.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	November 27, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	November 27, 2013